Trade and other receivables (Tables)	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Summary of detailed information about trade and other receivables

	2022	2021

Trade receivables	$10,659	$9,261

Sales taxes receivable	538	243

Other receivables	848	983

	$12,045	$10,487